Property and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Property Plant And Equipment [Line Items]
Depreciation expense	$ 28	$ 29	$ 28
Buildings | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	10 years
Buildings | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	25 years
Computer Equipment, Software and Other | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	2 years
Computer Equipment, Software and Other | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years